Schedule of reconciliations of movement of intangible assets (Details) (Parenthetical)			12 Months Ended
		Dec. 18, 2024 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 18, 2024 $ / shares	Dec. 18, 2024 Integer	Dec. 18, 2024 AUD ($)	May 31, 2024 USD ($)	May 31, 2024 AUD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 AUD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Asset purchased for consideration								$ 3,986,918
Asset acquisition consideration			$ 2,877	$ 18,635	$ 14,796
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets acquired	[1]		4,023,760	$ 674,220
Global brazilian jiu-jitsu [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets acquired			$ 3,986,918
Global brazilian jiu-jitsu [member] | Asset purchase agreement [member]
IfrsStatementLineItems [Line Items]
Asset acquisition consideration		$ 3,000,000
Global brazilian jiu-jitsu [member] | First Tranche [Member]
IfrsStatementLineItems [Line Items]
Asset acquisition consideration		$ 600,000
Shares issued for acquisition		315,789					315,789
Fair value per share | $ / shares						$ 1.90
Global brazilian jiu-jitsu [member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Asset acquisition consideration		$ 1,000,000
Global brazilian jiu-jitsu [member] | Second Anniversary [Member]
IfrsStatementLineItems [Line Items]
Asset acquisition consideration		1,400,000
Steppen Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Principal amount													$ 64,977	$ 100,000
Mixed Martials Arts LLC [member]
IfrsStatementLineItems [Line Items]
Principal amount											$ 250,000	$ 384,750
Cash											$ 25,000
Hype Kit, Inc [member]
IfrsStatementLineItems [Line Items]
Asset purchased for consideration									$ 100,000	$ 153,000
Global brazilian jiu-jitsu [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets acquired		$ 3,986,918

[1]	Included in additions is acquired intangible assets of: